BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 21, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 04, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings
Short-term borrowings				¥ 619,000			¥ 619,000				$ 89,747	¥ 260,000
Repayments of borrowings							400,000	$ 57,995	¥ 970,000
Beike Technology Co., Ltd.
Borrowings
Short-term borrowings				¥ 140,000	¥ 460,000	¥ 260,000	¥ 140,000
Borrowing term				360 days	356 days	359 days
Interest rate for outstanding borrowings				3.58%	3.58%	3.90%	3.58%				3.58%
Beike Technology Co., Ltd. | Facility agreement due 2022
Borrowings
Borrowing to be paid off on February 28, 2022						¥ 43,300
Borrowing to be paid off on August 24, 2022						¥ 216,700
Beike Technology Co., Ltd. | Facility agreement due 2023
Borrowings
Borrowing to be paid off on March 21, 2023					¥ 76,700
Borrowing to be paid off on September 21, 2023					¥ 383,300
Borrowing to be paid off on March 31, 2023				¥ 23,300			¥ 23,300
Borrowing to be paid off on June 30, 2023				3,900			3,900
Borrowing to be paid off on September 30, 2023				23,300			23,300
Borrowing to be paid off on December 25, 2023				89,500			89,500
Beike Technology Co., Ltd. | Facility agreement due 2023 | Subsequent Event
Borrowings
Borrowing to be paid off on March 21, 2023										¥ 47,800
Borrowing to be paid off on September 21, 2023										325,600
Borrowing to be paid off on February 28, 2023										43,300
Borrowing to be paid off on August 31, 2023										¥ 43,300
Repayments of borrowings	¥ 23,300	¥ 47,800	¥ 43,300
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd
Borrowings
Short-term borrowings				¥ 19,000			¥ 19,000
Borrowing term				360 days
Interest rate for outstanding borrowings				3.58%			3.58%				3.58%
Tianjin Lianjia Baoye Real Estate Brokerage Co., Ltd | Facility agreement due 2023
Borrowings
Borrowing to be paid off on June 30, 2023				¥ 3,200			¥ 3,200
Borrowing to be paid off on December 25, 2023				¥ 15,800			¥ 15,800